Term Loan (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Term loan balance		$ 3,558			$ 5,608
Atlantic Term Loans [Member]
Short-Term Debt [Line Items]
Term loan				$ 13.6	$ 11,000
Interest rate				3.33%	3.33%
Term loan balance		3,558			$ 5,608	$ 7,139
Debt periodic payment	$ 0.2
Atlantic Term Loans [Member] | Term Loan 1 [Member]
Short-Term Debt [Line Items]
Interest rate			5.31%
Term loan balance		2,191	$ 4.2		3,454	4,397
Atlantic Term Loans [Member] | Term Loan 2 [Member]
Short-Term Debt [Line Items]
Interest rate			5.15%
Term loan balance		$ 1,367	$ 2.6		$ 2,154	$ 2,742